Deposit Accounts (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deposits [Line Items]
Total deposits	$ 9,371	$ 7,935	$ 7,069
Branch retail deposits
Deposits [Line Items]
Demand deposit accounts		797	726
Savings accounts		3,717	3,428
Money market demand accounts		163	209
Certificates of deposit/CDARS		811	807
Total deposits		5,488	5,170
Commercial deposits
Deposits [Line Items]
Demand deposit accounts		194	133
Savings accounts		34	27
Money market demand accounts		104	43
Certificates of deposit/CDARS		14	5
Total deposits		346	208
Retail deposits
Deposits [Line Items]
Total deposits		5,834	5,378
Government deposits
Deposits [Line Items]
Demand deposit accounts		302	246
Savings accounts		363	317
Certificates of deposit/CDARS		397	355
Total deposits		1,062	918
Company controlled deposits
Deposits [Line Items]
Total deposits		$ 1,039	$ 773